Shareholder Report, Average Annual Return (Details)	12 Months Ended	17 Months Ended	46 Months Ended	58 Months Ended	60 Months Ended	62 Months Ended	66 Months Ended	70 Months Ended	78 Months Ended	86 Months Ended	96 Months Ended	103 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000081186
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Dorsey Wright ADR ETF
C000216698
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Dorsey Wright FSM All Cap World ETF
C000216699
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Dorsey Wright FSM US Core ETF
C000201033
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Dorsey Wright Short ETF
C000173320
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Focused Equity ETF
C000227805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Gerber Kawasaki ETF
C000226855
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Hotel ETF
C000256704
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares HVAC and Industrials ETF
C000099071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Insider Advantage ETF
C000237353
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares MSOS Daily Leveraged ETF
C000227806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Psychedelics ETF
C000211119
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Pure Cannabis ETF
C000215439
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Pure US Cannabis ETF
C000223023
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Q Dynamic Growth ETF
C000092409
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Ranger Equity Bear ETF
C000105934
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares STAR Global Buy-Write ETF
C000194564
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Vice ETF
Without Sales Load [Member] | C000081186
Average Annual Return [Line Items]
Average Annual Return, Percent	5.82%				6.07%									8.92%
Without Sales Load [Member] | C000216698
Average Annual Return [Line Items]
Average Annual Return, Percent	23.82%				7.83%				12.31%
Without Sales Load [Member] | C000216699
Average Annual Return [Line Items]
Average Annual Return, Percent	25.18%				11.78%				15.66%
Without Sales Load [Member] | C000201033
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.75%)				(1.83%)						(13.52%)
Without Sales Load [Member] | C000173320
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.16%)				8.30%								11.43%
Without Sales Load [Member] | C000227805
Average Annual Return [Line Items]
Average Annual Return, Percent	24.47%				3.77%
Without Sales Load [Member] | C000226855
Average Annual Return [Line Items]
Average Annual Return, Percent	20.84%				9.71%	9.50%
Without Sales Load [Member] | C000256704
Average Annual Return [Line Items]
Average Annual Return, Percent	50.92%	44.74%
Without Sales Load [Member] | C000099071
Average Annual Return [Line Items]
Average Annual Return, Percent	28.04%				10.49%									11.57%
Without Sales Load [Member] | C000237353
Average Annual Return [Line Items]
Average Annual Return, Percent	19.88%		(72.71%)
Without Sales Load [Member] | C000227806
Average Annual Return [Line Items]
Average Annual Return, Percent	88.38%			(23.65%)
Without Sales Load [Member] | C000211119
Average Annual Return [Line Items]
Average Annual Return, Percent	54.34%				(31.62%)					(24.17%)
Without Sales Load [Member] | C000215439
Average Annual Return [Line Items]
Average Annual Return, Percent	113.68%				(33.82%)			(23.86%)
Without Sales Load [Member] | C000223023
Average Annual Return [Line Items]
Average Annual Return, Percent	26.08%				11.67%		12.93%
Without Sales Load [Member] | C000092409
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%				(2.52%)									(15.24%)
Without Sales Load [Member] | C000105934
Average Annual Return [Line Items]
Average Annual Return, Percent	15.47%				6.94%									7.82%
Without Sales Load [Member] | C000194564
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.56%)				(0.38%)							4.83%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	20.23%				9.05%									9.66%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	23.67%				10.98%				12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%				13.41%				15.48%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%				13.41%						15.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%				13.41%								15.60%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%				13.29%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%				13.41%	13.78%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%	18.81%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	22.81%				12.30%									15.06%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		18.44%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%			12.97%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%				13.41%					15.88%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%				13.41%			15.49%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%				13.41%		15.15%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%				13.41%									15.51%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	23.67%				10.98%									12.78%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%				13.41%							14.71%